ACCOUNTS RECEIVABLE (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total accounts receivable	$ 3,604	$ 2,452
Current	2,856	2,376
Long-term	748	76
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Customer accounts receivable	3,170	1,727
Other accounts receivable	656	785
Allowance for doubtful accounts
Disclosure of detailed information about financial instruments [line items]
Total accounts receivable	$ 222	$ 60